Shareholder Report, Line Graph (Details) 196044_Frontier MFG Core Infrastructure Fund_Service Class_TSR Annual {Service Class} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 15, 2016	Jun. 30, 2026
Service Class
Account Value [Line Items]
Line Graph and Table Measure Name											Service Class
Accumulated Value	$ 17,810	$ 14,127	$ 14,269	$ 14,366	$ 13,926	$ 12,044	$ 12,351	$ 10,778	$ 10,714	$ 10,000	$ 20,384
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index (Net)
Accumulated Value	27,519	23,670	19,694	16,618	19,399	13,952	13,566	12,758	11,485	10,000	$ 33,391
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Infrastructure Index
Accumulated Value	$ 20,060	$ 15,702	$ 14,672	$ 14,086	$ 13,339	$ 10,831	$ 12,706	$ 11,328	$ 11,126	$ 10,000	$ 23,428